Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,297,000
Previously Paid Amount	0.00
Total Fee Amount	504.77
Total Offset Amount	0.00
Net Fee	504.77
Narrative - Max Aggregate Offering Price	$ 3,297,000
Final Prospectus	true